Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	6.90%	13.20%
Volatility rates in %	23.27%	2.46%
Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.54%	0.95%
Volatility rates in %	10.72%	7.83%
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	3.50%	11.84%
South African Rand [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	7.16%	7.36%
Volatility rates in %	3.84%	5.55%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.69%	1.00%
Volatility rates in %	6.00%	11.08%
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.00%
Bottom of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	5.29%	12.88%
Bottom of range [member] | Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.38%	0.87%
Bottom of range [member] | South African Rand [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	6.88%	6.95%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.59%	0.89%
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	8.00%
Top of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	8.50%	13.53%
Top of range [member] | Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.71%	1.02%
Top of range [member] | South African Rand [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	7.43%	7.77%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.80%	1.11%